[EATON VANCE(R) LOGO]

[PHOTO OF STATUE OF LIBERTY]

[PHOTO OF NYSE FLAG]

ANNUAL REPORT OCTOBER 31, 2002

EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND

[PHOTO OF ADDING MACHINE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

We are pleased to welcome shareholders to the first annual report of Eaton Vance Tax-Managed Mid-Cap Core Fund.

In the period from inception on March 4, 2002, to October 31, 2002, the Fund's Class A shares had a return of -14.70%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on March 4, 2002 to $8.53 on October 31, 2002.(1) The Fund's Class B shares had a return of -15.10% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on March 4, 2002 to $8.49 on October 31, 2002.(1) The Fund's Class C shares also had a return of -15.10% for the same period, the result of a decrease in net asset value per share (NAV) from $10.00 on March 4, 2002 to $8.49 on October 31, 2002.(1)

For comparison, the Fund's benchmark index, the S&P MidCap 400 Index, posted a return of -21.03% for the period from March 31, 2002 to October 31, 2002.(2)

An uncertain economic recovery mixed with poor stock market performance...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) In the beginning of the fourth quarter, however, the market appears to be staging a sustained rally; the DowJones Industrial Average ended October 2002 with its second strongest October percentage gain since October 1982, when stocks were recovering from a bear market.(2)

In unpredictable markets, a diversified portfolio is more important than ever ...

The recent high level of volatility in equity markets underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to mid-cap stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company, L.L.C. in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, Paul J. Marshall, William R. Hackney, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for mid-cap stocks.


                                       Sincerely,

                                       /s/ Thomas E. Faust Jr.

                                       Thomas E. Faust Jr.
                                       President
                                       December 6, 2002


FUND INFORMATION
AS OF OCTOBER 31, 2002

PERFORMANCE(3)                             CLASS A        CLASS B       CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
Life of Fund+                              -14.70%        -15.10%       -15.10%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Life of Fund+                              -19.60%        -19.34%       -15.95%

+Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C:3/4/02

                               TEN LARGEST HOLDINGS(4)
                               -----------------------
WellPoint Health Networks, Inc.          3.0%
Jacobs Engineering Group, Inc.           2.8
Microchip Technology, Inc.               2.7
Performance Food Group Co.               2.7
Ocean Energy,Inc.                        2.7
Ace Ltd.                                 2.6
Brinker International, Inc.              2.5
ChoicePoint, Inc.                        2.5
Apache Corp.                             2.4
EOG Resources, Inc.                      2.4

(1)These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC imposed in first year. (4) Ten largest holdings accounted for 26.3% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO COMPOSE THE INVESTMENT TEAM MANAGING TAX-MANAGED MID-CAP CORE PORTFOLIO

    [PHOTO OF WILLIAM R. HACKNEY, III CHARLES B. REED AND PAUL J. MARSHALL]

                            William R. Hackney, III
                                Charles B. Reed
                                Paul J. Marshall

Q: How would you characterize performance during the period since the Fund's inception?

A: During the first eight months of the Fund's existence, there was a sharp drop in the stock market. While the Fund did experience a decline in this period, we are pleased that the Portfolio was able to outperform both the S&P MidCap 400 Index and a universe of similar funds, as measured by the Lipper Mid-Cap Core Classification.* The Fund's Class A shares had a return of -17.74% from March 31, 2002 to October 31, 2002, while the S&P MidCap 400 Index, the Fund's benchmark, had a return of -21.03% during the same period.* The average return of the mid-cap funds in the Lipper Classification was -22.03% for the same period.

Q: What were the factors that drove favorable performance relative to the benchmark?

A: Performance was driven primarily through stock selections in the healthcare and information technology sectors. Managed care and hospital companies were just a few of the industries in the U.S. economy that demonstrated pricing power during the period. Additionally, these industries are generally considered to be defensive, in that their earnings are often more stable than the market as a whole. Companies that stood out in this regard included WellPoint Health Networks and Health Management Associates. Within Technology, service companies enjoyed strong performance, on a relative basis, because of their high levels of recurring revenues. For example, Fair Isaac & Co., a company that provides credit scoring for financial institutions, performed very well relative to the overall market and its peer group. Our performance benefited as the market recognized these stocks as safe havens in an environment where companies were having a very difficult time producing any earnings growth at all.

Q:   What economic sectors is the Portfolio emphasizing or de-emphasizing?

A: Utilizing a core investment style, the Mid-Cap Core Portfolio invests in a combination of value and growth stocks. We believe that this strategy will allow the Portfolio to be able to take advantage of long-term trends as they relate to both of these investment styles. Also, the Portfolio is broadly diversified across most sectors of the economy. In general, the Portfolio has been positive on the technology, energy, and basic material sectors, and is thus overweighted in these sectors relative to the benchmark. This is primarily because of the expectation that spending on technology will pick up in the next 12 to 18 months, that the supply/demand fundamentals for natural gas will continue to be tight, and that the basic materials sector should perform well in light of a cyclical rebound in the overall economy. We are less enamored with the prospects for the consumer and financial sectors, and are thus underweighted in these sectors relative to the benchmark. This is due principally to the belief that the typical consumer has too much debt, which will limit spending, and that in a rising interest rate environment, financial stocks will not perform well because of pressure on margins. We will continue to look for stocks in all sectors that demonstrate consistent earnings growth, strong balance sheets, and solid free cash flow characteristics.

Q: In this environment, why should shareholders have exposure to mid-cap stocks?

A: We believe that mid-cap stocks are a good investment now because: they offer diversity within a broad investment strategy; the valuation of mid-cap stocks relative to large-cap stocks is still attractive; in the early stages of a stock market recovery, mid-caps usually


  *It is not possible to invest directly in an Index or a Lipper classification.

     perform better than their larger-cap brethren; and we believe they will be the beneficiaries of a decline in the record levels of volatility we have witnessed in the market.

     Diversification is a crucial element in achieving long-term investment objectives, particularly within assets classes. We believe that a mid-cap allocation is an important ingredient of a well-balanced long-term portfolio. Additionally, while the valuation gap has narrowed between the S&P 500 and the S&P Midcap 400, the price/earnings multiple of the MidCap 400 Index* is still trading at a level below that of the broader market. Coming out of a recession, mid-cap stocks have typically performed better than the larger-caps because they have greater growth prospects, and, therefore, have a greater potential to produce higher returns. Lastly, the market has seen record levels of volatility over the last 12 months. When volatility declines, the market tends to broaden, and stocks with smaller market capitalizations have tended to perform better as investors perceive these companies to be less risky.

Q: Do you anticipate any significant changes in the way you invest the Portfolio?

A: We anticipate no substantial changes in the way we will invest in the future. In an unusual period, where corporate malfeasance seems to be the number one issue for many investors, an understanding of the quality of the management teams is critical. We will continue to look for those management teams that have demonstrated success and consistent results across previous cycles. Additionally, we have placed greater emphasis on companies that have strong balance sheets as measured by low levels of debt and strong working capital controls. Free cash flow is another critical metric we evaluate because it dictates a company's ability to reinvest in its business. Understanding how management will deploy cash into projects that generate greater returns on invested capital is crucial. We believe companies that have a sound business model and a strong self-funding mechanism will be able to succeed in the current environment.

Q:   What is your outlook for the economy and the markets in the months ahead?

A: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancings suggests to us that the Christmas selling season may be better than some analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the last 12 months have been very unusual. The stock market has historically bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply in the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE INVESTMENT MANAGEMENT TEAM AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

*It is not possible to invest directly in an Index or a Lipper classification.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MID-CAP CORE FUND CLASS A VS. THE S&P MIDCAP 400 INDEX*

                EATON VANCE TAX-MANAGED MID-CAP CORE FUND-CLASS A
                                Inception: 3/4/02

               FUND              FUND              S&P
             VALUE AT         VALUE WITH       MID-CAP 400
   DATE        NAV           SALES CHARGE         INDEX
----------------------------------------------------------
 3/31/02      10,000            10,000           10,000
 4/30/02       9,971             9,400            9,953
 5/31/02       9,961             9,391            9,785
 6/30/02       9,315             8,782            9,069
 7/31/02       8,544             8,055            8,190
 8/31/02       8,544             8,055            8,232
 9/30/02       7,898             7,445            7,569
10/31/02       8,226             7,755            7,897

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MID-CAP CORE FUND CLASS B VS. THE S&P MIDCAP 400 INDEX*

               EATON VANCE TAX-MANAGED MID-CAP CORE FUND- CLASS B
                                Inception: 3/4/02

                     FUND               S&P
                  VALUE AT          MID-CAP 400
  DATE               NAV               INDEX
------------------------------------------------
 3/31/02           10,000             10,000
 4/30/02            9,961              9,953
 5/31/02            9,952              9,785
 6/30/02            9,296              9,069
 7/31/02            8,525              8,190
 8/31/02            8,515              8,232
 9/30/02            7,869              7,569
10/31/02            8,187              7,897
             ($7,868, including
             applicable sales charge)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MID-CAP CORE FUND CLASS C VS. THE S&P MIDCAP 400 INDEX*

                EATON VANCE TAX-MANAGED MID-CAP CORE FUND-CLASS C
                                Inception: 3/4/02

                     FUND                 S&P
                  VALUE AT            MID-CAP 400
  DATE               NAV                 INDEX
--------------------------------------------------
 3/31/02           10,000               10,000
 4/30/02            9,961                9,953
 5/31/02            9,942                9,785
 6/30/02            9,296                9,069
 7/31/02            8,525                8,190
 8/31/02            8,515                8,232
 9/30/02            7,869                7,569
10/31/02            8,187                7,897
             ($8,105, including
             applicable sales charge)

PERFORMANCE**                              CLASS A        CLASS B       CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
Life of Fund+                              -14.70%        -15.10%       -15.10%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Life of Fund+                              -19.60%        -19.34%       -15.95%

+Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C:3/4/02

*    Source: Thomson Financial. Investment operations commenced 3/4/02.

     The chart compares the Fund's total return with that of the S&P MidCap 400 Index, a broad-based, unmanaged index commonly used to measure U.S. mid-cap stock performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P MidCap 400 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index. After-tax returns are not presented because the Fund has less than one year of operations.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
----------------------------------------------------
Investment in Tax-Managed Mid-Cap
   Portfolio, at value
   (identified cost, $7,746,708)          $7,113,683
Receivable for Fund shares sold               41,681
Receivable from affiliate                     85,069
Prepaid Expenses                              17,993
----------------------------------------------------
TOTAL ASSETS                              $7,258,426
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   10,054
Payable to affiliate for distribution
   and service fees                            1,433
Payable to affiliate for Trustees' fees          165
Accrued expenses                              22,851
----------------------------------------------------
TOTAL LIABILITIES                         $   34,503
----------------------------------------------------
NET ASSETS                                $7,223,923
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $8,112,399
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (255,451)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (633,025)
----------------------------------------------------
TOTAL                                     $7,223,923
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $4,394,486
SHARES OUTSTANDING                           515,330
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.53
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.53)       $     9.05
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $1,254,034
SHARES OUTSTANDING                           147,726
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.49
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $1,575,403
SHARES OUTSTANDING                           185,634
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.49
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  21,790
Interest allocated from Portfolio             1,588
Expenses allocated from Portfolio           (46,696)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (23,318)
---------------------------------------------------

Expenses
---------------------------------------------------
Administration fee                        $   4,079
Trustees' fees and expenses                     165
Distribution and service fees
   Class A                                    4,227
   Class B                                    4,391
   Class C                                    5,904
Registration fees                            42,560
Legal and accounting services                15,246
Custodian fee                                 5,314
Printing and postage                          3,913
Transfer and dividend disbursing agent
   fees                                       2,364
Miscellaneous                                 2,826
---------------------------------------------------
TOTAL EXPENSES                            $  90,989
---------------------------------------------------
Deduct --
   Allocation of Fund expenses to
      affiliate                           $  85,069
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  85,069
---------------------------------------------------

NET EXPENSES                              $   5,920
---------------------------------------------------

NET INVESTMENT LOSS                       $ (29,238)
---------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(255,412)
---------------------------------------------------
NET REALIZED LOSS                         $(255,412)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(633,025)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(633,025)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(888,437)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(917,675)
---------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         OCTOBER 31, 2002(1)
-------------------------------------------------------------
From operations --
   Net investment loss                    $           (29,238)
   Net realized loss                                 (255,412)
   Net change in unrealized appreciation
      (depreciation)                                 (633,025)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $          (917,675)
-------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $         5,085,324
      Class B                                       1,514,606
      Class C                                       2,162,624
   Cost of shares redeemed
      Class A                                        (161,573)
      Class B                                        (106,793)
      Class C                                        (352,590)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $         8,141,598
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $         7,223,923
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $                --
-------------------------------------------------------------
AT END OF PERIOD                          $         7,223,923
-------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.047)
Net realized and unrealized
   loss                                    (1.423)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.470)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.530
---------------------------------------------------------

TOTAL RETURN(3)                            (14.70)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 4,394
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.65%(5)
   Net investment loss                      (0.80)%(5)
Portfolio Turnover of the
   Portfolio                                   13%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               4.78%(5)
   Net investment loss                      (3.93)%(5)
Net investment loss per share             $(0.231)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.089)
Net realized and unrealized
   loss                                    (1.421)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.510)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.490
---------------------------------------------------------

TOTAL RETURN(3)                            (15.10)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 1,254
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.40%(5)
   Net investment loss                      (1.52)%(5)
Portfolio Turnover of the
   Portfolio                                   13%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               5.53%(5)
   Net investment loss                      (4.65)%(5)
Net investment loss per share             $(0.272)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.090)
Net realized and unrealized
   loss                                    (1.420)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.510)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.490
---------------------------------------------------------

TOTAL RETURN(3)                            (15.10)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 1,575
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.40%(5)
   Net investment loss                      (1.52)%(5)
Portfolio Turnover of the
   Portfolio                                   13%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               5.53%(5)
   Net investment loss                      (4.65)%(5)
Net investment loss per share             $(0.275)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.5% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund did not have any undistributed long term gains. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $251,940 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2010.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                                 533,609
    Redemptions                                           (18,279)
    -------------------------------------------------------------
    NET INCREASE                                          515,330
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                                 159,604
    Redemptions                                           (11,878)
    -------------------------------------------------------------
    NET INCREASE                                          147,726
    -------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                                 225,822
    Redemptions                                           (40,188)
    -------------------------------------------------------------
    NET INCREASE                                          185,634
    -------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, March 4, 2002, to October 31, 2002, the administration fee amounted to $4,079. To reduce the net investment loss of the Fund, EVM was allocated $85,069 of the Fund's operating expenses for the period from the start of business, March 4, 2002, to October 31, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, March 4, 2002, to October 31, 2002, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, March 4, 2002, to October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,186 as its portion of the sales charge on sales of Class A shares for the period from the start of business, March 4, 2002, to October 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The
   Fund paid or accrued $3,293 and $4,428 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002, to October 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2002, the amount of

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Uncovered Distribution Charges of EVD calculated under the Plans was approximately $70,000 and $77,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the period from the start of business, March 4, 2002, to October 31, 2002 amounted to $4,227, $1,098 and $1,476 for Class A,
   Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $649 and $587 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the period from the start of business, March 4, 2002, to October 31, 2002. EVD received no CDSC for Class A shares for the period from the start of business, March 4, 2002, to October 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, March 4, 2002, to October 31, 2002 aggregated $8,720,873 and $695,435, respectively.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL
FUNDS TRUST AND SHAREHOLDERS OF EATON
VANCE TAX-MANAGED MID-CAP CORE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2002, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, March 4, 2002, to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Mid-Cap Core Fund as of October 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the period from the start of business, March 4, 2002, to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising Agencies -- 1.9%
----------------------------------------------------------------------
Omnicom Group, Inc.                             5,600      $   322,728
----------------------------------------------------------------------
                                                           $   322,728
----------------------------------------------------------------------
Airlines -- 1.3%
----------------------------------------------------------------------
SkyWest, Inc.                                  14,400      $   218,462
----------------------------------------------------------------------
                                                           $   218,462
----------------------------------------------------------------------
Banks - Regional -- 3.2%
----------------------------------------------------------------------
Comerica, Inc.                                  2,600      $   113,516
Commerce Bancshares, Inc.                       3,100          128,929
SouthTrust Corp.                                6,300          161,406
Southwest Bancorporation of Texas,
Inc.(1)                                         5,400          152,550
----------------------------------------------------------------------
                                                           $   556,401
----------------------------------------------------------------------
Basic Materials -- 1.2%
----------------------------------------------------------------------
Vulcan Materials Co.                            6,300      $   211,428
----------------------------------------------------------------------
                                                           $   211,428
----------------------------------------------------------------------
Broadcasting and Radio -- 2.3%
----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                     17,000      $   403,580
----------------------------------------------------------------------
                                                           $   403,580
----------------------------------------------------------------------
Business Services - Miscellaneous -- 8.0%
----------------------------------------------------------------------
ChoicePoint, Inc.(1)                           11,166      $   422,745
Fair, Isaac and Co., Inc.                       3,400          130,798
Fiserv, Inc.(1)                                 6,300          196,812
Plexus Corp.(1)                                15,800          169,534
SEI Investments Co.                             8,400          224,196
The Reynolds and Reynolds Co. Class A           9,500          224,865
----------------------------------------------------------------------
                                                           $ 1,368,950
----------------------------------------------------------------------
Chemicals - Specialty -- 0.9%
----------------------------------------------------------------------
Engelhard Corp.                                 6,700      $   148,405
----------------------------------------------------------------------
                                                           $   148,405
----------------------------------------------------------------------
Computer Services -- 1.2%
----------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                   9,700      $   215,049
----------------------------------------------------------------------
                                                           $   215,049
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 0.7%
----------------------------------------------------------------------
National Instruments Corp.(1)                   4,000      $   114,760
----------------------------------------------------------------------
                                                           $   114,760
----------------------------------------------------------------------
Computers - Integrated Systems -- 2.9%
----------------------------------------------------------------------
Adobe Systems, Inc.                            11,500      $   271,860
Jack Henry & Associates, Inc. Class A          21,900          225,110
----------------------------------------------------------------------
                                                           $   496,970
----------------------------------------------------------------------
Cosmetics & Toiletries -- 2.4%
----------------------------------------------------------------------
Alberto-Culver Co. Class A                      8,400      $   404,460
----------------------------------------------------------------------
                                                           $   404,460
----------------------------------------------------------------------
Distribution -- 1.6%
----------------------------------------------------------------------
Tech Data Corp.(1)                              8,800      $   281,160
----------------------------------------------------------------------
                                                           $   281,160
----------------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.1%
----------------------------------------------------------------------
Amphenol Corp. Class A(1)                       5,100      $   196,350
----------------------------------------------------------------------
                                                           $   196,350
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.3%
----------------------------------------------------------------------
Microchip Technology, Inc.(1)                  19,250      $   469,700
QLogic Corp.(1)                                 7,700          268,037
----------------------------------------------------------------------
                                                           $   737,737
----------------------------------------------------------------------
Engineering and Construction -- 2.8%
----------------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)              15,900      $   481,611
----------------------------------------------------------------------
                                                           $   481,611
----------------------------------------------------------------------
Finance - Investment Management -- 6.9%
----------------------------------------------------------------------
Affiliated Managers Group, Inc.(1)              6,600      $   342,672
Allied Capital Corp.                            8,900          187,345
Ambac Financial Group, Inc.                     6,100          376,980
Legg Mason, Inc.                                5,800          269,468
----------------------------------------------------------------------
                                                           $ 1,176,465
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 2.7%
----------------------------------------------------------------------
Performance Food Group Co.(1)                  12,600      $   468,594
----------------------------------------------------------------------
                                                           $   468,594
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Gas Distribution -- 1.3%
----------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                  6,300      $   225,288
----------------------------------------------------------------------
                                                           $   225,288
----------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.6%
----------------------------------------------------------------------
DENTSPLY International, Inc.                    7,300      $   269,516
----------------------------------------------------------------------
                                                           $   269,516
----------------------------------------------------------------------
Healthcare Services -- 3.0%
----------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)              6,900      $   518,949
----------------------------------------------------------------------
                                                           $   518,949
----------------------------------------------------------------------
Industrial Gases -- 0.7%
----------------------------------------------------------------------
Praxair, Inc.                                   2,200      $   119,900
----------------------------------------------------------------------
                                                           $   119,900
----------------------------------------------------------------------
Insurance -- 4.0%
----------------------------------------------------------------------
Ace Ltd.                                       14,700      $   452,025
Torchmark Corp.                                 6,400          229,120
----------------------------------------------------------------------
                                                           $   681,145
----------------------------------------------------------------------
Insurance Brokers -- 2.0%
----------------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.                12,500      $   335,250
----------------------------------------------------------------------
                                                           $   335,250
----------------------------------------------------------------------
Manufacturing -- 6.5%
----------------------------------------------------------------------
Danaher Corp.                                   6,000      $   347,100
Dover Corp.                                     8,100          203,148
Harsco Corp.                                    7,000          179,550
Nucor Corp.                                     6,000          252,840
Teleflex, Inc.                                  3,000          126,180
----------------------------------------------------------------------
                                                           $ 1,108,818
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.3%
----------------------------------------------------------------------
Cambrex Corp.                                   7,900      $   219,936
----------------------------------------------------------------------
                                                           $   219,936
----------------------------------------------------------------------
Medical - Hospitals -- 3.6%
----------------------------------------------------------------------
Health Management Associates, Inc.
Class A(1)                                     16,800      $   321,216
Universal Health Services, Inc.,
Class B(1)                                      6,300      $   305,424
----------------------------------------------------------------------
                                                           $   626,640
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical Products -- 4.2%
----------------------------------------------------------------------
Invacare Corp.                                  8,700      $   274,920
Patterson Dental Co.(1)                         5,500          283,305
Renal Care Group, Inc.(1)                       5,200          164,580
----------------------------------------------------------------------
                                                           $   722,805
----------------------------------------------------------------------
Multi-Utilities -- 1.1%
----------------------------------------------------------------------
Questar Corp.                                   7,100      $   183,180
----------------------------------------------------------------------
                                                           $   183,180
----------------------------------------------------------------------
Office Electronics/Technology -- 1.1%
----------------------------------------------------------------------
Zebra Technologies Corp. Class A(1)             3,000      $   184,560
----------------------------------------------------------------------
                                                           $   184,560
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.6%
----------------------------------------------------------------------
Apache Corp.                                    7,700      $   416,262
EOG Resources, Inc.                            11,200          414,736
Ocean Energy, Inc.                             25,100          467,613
----------------------------------------------------------------------
                                                           $ 1,298,611
----------------------------------------------------------------------
Pharmaceutical -- 0.9%
----------------------------------------------------------------------
Allergan, Inc.                                  2,700      $   147,015
----------------------------------------------------------------------
                                                           $   147,015
----------------------------------------------------------------------
Publishing -- 1.5%
----------------------------------------------------------------------
The New York Times Co. Class A                  5,200      $   251,732
----------------------------------------------------------------------
                                                           $   251,732
----------------------------------------------------------------------
Retail - Discount -- 1.8%
----------------------------------------------------------------------
Family Dollar Stores, Inc.                     10,300      $   317,137
----------------------------------------------------------------------
                                                           $   317,137
----------------------------------------------------------------------
Retail - Restaurants -- 4.7%
----------------------------------------------------------------------
Brinker International, Inc.(1)                 15,300      $   434,367
Outback Steakhouse, Inc.(1)                     5,600          190,680
Sonic Corp.(1)                                  8,000          186,160
----------------------------------------------------------------------
                                                           $   811,207
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.9%
----------------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)                    7,200      $   255,312

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
----------------------------------------------------------------------
Tiffany & Co.                                   9,300          243,474
----------------------------------------------------------------------
                                                           $   498,786
----------------------------------------------------------------------
Retail - Wholesale Discount -- 0.5%
----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                    4,400      $    88,968
----------------------------------------------------------------------
                                                           $    88,968
----------------------------------------------------------------------
Telecommunications -- 2.0%
----------------------------------------------------------------------
CenturyTel, Inc.                                9,500      $   269,135
Polycom, Inc.(1)                                7,400           72,890
----------------------------------------------------------------------
                                                           $   342,025
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Expeditors International of Washington,
Inc.                                            8,200      $   258,382
----------------------------------------------------------------------
                                                           $   258,382
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,402,083)                           $17,012,960
----------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Investment Services -- 0.0%
----------------------------------------------------------------------
Allied Capital Corp.(1)(2)                      8,900      $         0
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Rights
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $18,402,083)                           $17,012,960
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                     $   136,052
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,149,012
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,402,083)                           $17,012,960
Cash                                          535,550
Interest and dividends receivable               5,232
Prepaid expenses                                   34
-----------------------------------------------------
TOTAL ASSETS                              $17,553,776
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   380,990
Payable to affiliate for Trustees' fees            52
Accrued expenses                               23,722
-----------------------------------------------------
TOTAL LIABILITIES                         $   404,764
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,149,012
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $18,538,135
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,389,123)
-----------------------------------------------------
TOTAL                                     $17,149,012
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    49,846
Interest                                        3,487
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    53,333
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    49,008
Trustees' fees and expenses                        52
Custodian fee                                  27,623
Legal and accounting services                  22,704
Miscellaneous                                   3,762
-----------------------------------------------------
TOTAL EXPENSES                            $   103,149
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (49,816)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (577,498)
-----------------------------------------------------
NET REALIZED LOSS                         $  (577,498)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,389,123)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,389,123)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,966,621)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,016,437)
-----------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $                        (49,816)
   Net realized loss                                              (577,498)
   Net change in unrealized appreciation
      (depreciation)                                            (1,389,123)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $                     (2,016,437)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $                     19,978,729
   Withdrawals                                                    (913,290)
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $                     19,065,439
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                     17,049,002
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of period                    $                        100,010
--------------------------------------------------------------------------
AT END OF PERIOD                          $                     17,149,012
--------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.68%(2)
   Net investment loss                      (0.81)%(2)
Portfolio Turnover                             13%
---------------------------------------------------------
TOTAL RETURN                               (14.72)%(3)
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $17,149
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and ask prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002, to October 31, 2002, the advisory fee amounted to $49,008. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $20,228,429 and $1,248,849, respectively, for the period from the start of business, March 1, 2002, to October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,408,472
    -----------------------------------------------------
    Gross unrealized appreciation             $   237,646
    Gross unrealized depreciation              (1,633,158)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,395,512)
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002, to October 31, 2002.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED MID CAP CORE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Mid-Cap Core Portfolio (the Portfolio) as of October 31, 2002, and the related statements of operations and changes in net assets and the supplementary data for the period from the start of business, March 1, 2002, to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Mid-Cap Core Portfolio at October 31, 2002, the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business, March 1, 2002, to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Mid-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz        Trustee       Trustee of the   President and Chief              185                    None
11/28/59                                    Trust since     Executive Officer of
                                            1998; of the    National Financial
                                          Portfolio since   Partners (financial
                                                2001        services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co. (July 1997
                                                            to April 1999).
                                                            Ms. Bibliowicz is an
                                                            interested person
                                                            because of her
                                                            affiliation with a
                                                            brokerage firm.

James B. Hawkes             Trustee of     Trustee of the   Chairman, President and          190              Director of EVC
11/9/41                    the Trust;       Trust since     Chief Executive Officer
                          President and   1991; President   of BMR, EVM and their
                            Trustee of     and Trustee of   corporate parent and
                          the Portfolio    the Portfolio    trustee, Eaton Vance
                                             since 2001     Corp. (EVC) and Eaton
                                                            Vance, Inc. (EV),
                                                            respectively; Director
                                                            of EV; Vice President
                                                            and Director of EVD.
                                                            Trustee and/or officer
                                                            of 190 investment
                                                            companies in the Eaton
                                                            Vance Fund Complex.
                                                            Mr. Hawkes is an
                                                            interested person
                                                            because of his
                                                            positions with BMR, EVM
                                                            and EVC, which are
                                                            affiliates of the Trust
                                                            and the Portfolio.

NONINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight             Trustee       Trustee of the   President of Dwight              190           Trustee/Director of the
3/26/31                                     Trust since     Partners, Inc.                                  Royce Funds (mutual
                                            1986; of the    (corporate relations                           funds) consisting of 17
                                          Portfolio since   and communications                                   portfolios
                                                2001        company).

Samuel L. Hayes, III         Trustee       Trustee of the   Jacob H. Schiff                  190           Director of Tiffany &
2/23/35                                     Trust since     Professor of Investment                        Co. (specialty retailer)
                                            1986; of the    Banking Emeritus,                              and Director of Telect,
                                          Portfolio since   Harvard University                             Inc. (telecommunication
                                                2001        Graduate School of                               services company)
                                                            Business
                                                            Administration.

Norton H. Reamer             Trustee       Trustee of the   President, Unicorn               190                    None
9/21/35                                     Trust since     Corporation (an
                                            1984; of the    investment and
                                          Portfolio since   financial advisory
                                                2001        services company)
                                                            (since September 2000).
                                                            Chairman, Hellman,
                                                            Jordan Management
                                                            Co., Inc. (an
                                                            investment management
                                                            company) (since
                                                            November 2000).
                                                            Advisory Director,
                                                            Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (since
                                                            June 2002). Formerly,
                                                            Chairman of the Board,
                                                            United Asset Management
                                                            Corporation (a holding
                                                            company owning
                                                            institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Lynn A. Stout                Trustee       Trustee of the   Professor of Law,                185                    None
9/14/57                                     Trust since     University of
                                            1998; of the    California at Los
                                          Portfolio since   Angeles School of Law
                                                2001        (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center.

Jack L. Treynor              Trustee       Trustee of the   Investment Adviser and           170                    None
2/21/30                                     Trust since     Consultant.
                                            1984; of the
                                          Portfolio since
                                                2001

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)         TERM OF
                             WITH THE         OFFICE AND
        NAME AND            TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
William H. Ahern, Jr.     Vice President      Since 1995      Vice President of EVM
7/28/59                   of the Trust                        and BMR. Officer of 34
                                                              investment companies
                                                              managed by EVM or BMR.

                                           President of the
                                          Trust since 2002;
                                          Vice President of
Thomas E. Faust Jr.        President of     the Portfolio     Executive Vice
5/31/58                     the Trust;        since 2001      President and Chief
                          Vice President                      Investment Officer of
                                of                            EVM and BMR and
                          the Portfolio                       Director of EVC.
                                                              Officer of 50
                                                              investment companies
                                                              managed by EVM or BMR.

Thomas J. Fetter          Vice President      Since 1997      Vice President of EVM
8/20/43                   of the Trust                        and BMR. Officer of 126
                                                              investment companies
                                                              managed by EVM or BMR.

William R. Hackney, III   Vice President      Since 2001      Managing Partner and
4/12/48                   of the Portfolio                    member of the Executive
                                                              Committee of Atlanta
                                                              Capital. Officer of 3
                                                              investment companies
                                                              managed by EVM or BMR.

Michael R. Mach           Vice President      Since 1999      Vice President of EVM
7/15/47                   of the Trust                        and BMR since
                                                              December 15, 1999.
                                                              Previously, Managing
                                                              Director and Senior
                                                              Analyst for Robertson
                                                              Stephens (1998-1999);
                                                              Managing Director and
                                                              Senior Analyst for
                                                              Piper Jaffray
                                                              (1996-1998). Officer of
                                                              23 investment companies
                                                              managed by EVM or BMR.

Robert B. MacIntosh       Vice President      Since 1998      Vice President of EVM
1/22/57                   of the Trust                        and BMR. Officer of 125
                                                              investment companies
                                                              managed by EVM or BMR.

Paul J. Marshall          Vice President      Since 2001      Vice President of
5/2/65                    of the Portfolio                    Atlanta Capital since
                                                              2000. Portfolio manager
                                                              for Bank of America
                                                              Capital Management
                                                              (1995 to 2000). Officer
                                                              of 2 investment
                                                              companies managed by
                                                              EVM or BMR.

Charles B. Reed           Vice President      Since 2001      Vice President of
10/9/65                   of the Portfolio                    Atlanta Capital since
                                                              1998. Portfolio manager
                                                              with the Florida State
                                                              Board of Administration
                                                              (1995 to 1998). Officer
                                                              of 2 investment
                                                              companies managed by
                                                              EVM or BMR.

Duncan W. Richardson      Vice President      Since 2001      Senior Vice President
10/26/57                  of the Trust                        and Chief Equity
                                                              Investment Officer of
                                                              EVM and BMR. Officer of
                                                              40 companies managed by
                                                              EVM or BMR.

Walter A. Row, III        Vice President      Since 2001      Director of Equity
7/20/57                   of the Trust                        Research and a Vice
                                                              President of EVM and
                                                              BMR. Officer of 21
                                                              investment companies
                                                              managed by EVM or BMR.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)         TERM OF
                             WITH THE         OFFICE AND
        NAME AND            TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH        THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
Susan M. Schiff           Vice President      Since 2002      Vice President of EVM
3/13/61                   of the Trust                        and BMR. Officer of 24
                                                              investment companies
                                                              managed by EVM or BMR.

Edward E. Smiley, Jr.     Vice President      Since 1999      Vice President of EVM
10/5/44                   of the Trust                        and BMR. Officer of 36
                                                              investment companies
                                                              managed by EVM or BMR.

                                           Secretary of the
                                          Trust since 1997;
Alan R. Dynner              Secretary      of the Portfolio   Vice President,
10/10/40                                     since 2001       Secretary and Chief
                                                              Legal Officer of BMR,
                                                              EVM, EVD and EVC.
                                                              Officer of 190
                                                              investment companies
                                                              managed by EVM or BMR.

Michelle A. Alexander      Treasurer of     Since 2002(2)     Vice President of EVM
8/25/69                   the Portfolio                       and BMR. Officer of 84
                                                              investment companies
                                                              managed by EVM or BMR.

James L. O'Connor          Treasurer of       Since 1989      Vice President of BMR,
4/1/45                      the Trust                         EVM and EVD. Officer of
                                                              112 investment
                                                              companies managed by
                                                              EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Alexander served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

SUB-ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
ATLANTA CAPITAL MANAGEMENT L.L.C
1349 WEST PEACHTREE ST., SUITE 1600
ATLANTA, GA  30309

ADMINISTRATOR OF EATON VANCE TAX-MANAGED
MID-CAP CORE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call:1-800-262-1122


EATON VANCE TAX-MANAGED MID-CAP CORE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


1301-12/02                                                             TMMCCSRC